Convertible Preferred Stock and Stockholders' Equity - Option Activity of the Plan (Details) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2020 USD ($) employee	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 $ / shares shares
Number of shares
Outstanding at beginning of period (in shares) | shares		14,792
Granted (in shares) | shares		6,935
Exercised (in shares) | shares		(409)
Forfeited/expired (in shares) | shares		(5,287)
Outstanding at end of period (in shares) | shares		16,031		14,792
Options vested at end of period (in shares) | shares		8,167
Options vested or expected to vest at end of period (in shares) | shares		15,384
Weighted-Average Exercise Price per share
Outstanding at beginning of period (in dollars per share)		$ 2.45
Granted (in dollars per share)		1.85
Exercised (in dollars per share)		0.65
Forfeited/expired (in dollars per share)		3.57
Outstanding at end of period (in dollars per share)		1.87		$ 2.45
Options vested at end of period (in dollars per share)		1.83
Options vested or expected to vest at September 30, 2020		$ 1.87
Weighted-average remaining contractual term (in years)		7 years 10 months 6 days		7 years 10 months 2 days
Options vested at September 30, 2020		6 years 4 months 17 days
Options vested or expected to vest at September 30, 2020		7 years 9 months 11 days
Aggregate intrinsic value of options outstanding | $		$ 126.3
Weighted average grant date fair value for options granted		$ 4.30	$ 2.11
Aggregate intrinsic value of options exercised | $		$ 1.7	$ 3.0
Vesting period of repriced options	4 years
Cliff vesting period	1 year
Number of employees affected by repricing | employee	116
Incremental compensation cost | $	$ 3.6